Derivative financial instruments - Summary of tenor of nominal amount of hedges (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	$ 13,442	$ 24,513
Interest rate and foreign currency risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	21,296	16,580
Within one year | Interest rate risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	3,000	2,694
Within one year | Interest rate and foreign currency risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	882	0
1-2 years | Interest rate risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	2,576	2,324
1-2 years | Interest rate and foreign currency risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	672	1,245
2-3 years | Interest rate risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	4,039	2,597
2-3 years | Interest rate and foreign currency risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,400	1,167
3-4 years | Interest rate risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,200	4,923
3-4 years | Interest rate and foreign currency risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	2,777	707
4 to 5 years | Interest rate risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	206	1,700
4 to 5 years | Interest rate and foreign currency risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	3,109	2,921
5-10 years | Interest rate risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	2,421	10,275
5-10 years | Interest rate and foreign currency risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	10,216	10,254
Over 10 years | Interest rate risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Over 10 years | Interest rate and foreign currency risk on finance debt | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	2,240	286
Highly probable forecast capital expenditure | Foreign exchange risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	150	386
Highly probable forecast capital expenditure | Within one year | Foreign exchange risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	150	304
Highly probable forecast capital expenditure | 1-2 years | Foreign exchange risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	$ 0	$ 82